Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income Statement [Abstract]
Net sales	$ 75,266,038	$ 83,523,330	$ 73,339,591
Cost of goods sold	49,353,746	51,970,244	47,048,370
Gross profit	25,912,292	31,553,086	26,291,221
Selling, general and administrative expenses	24,996,440	27,300,248	25,168,893
Royalty (income) expense, net	78,998	(299,174)	(783,230)
Amortization of intangible assets	69,733	134,201	430,807
Income from operations	767,121	4,417,811	1,474,751
Other expense, net:
Interest income	0	8,416	4,659
Interest expense	(466,601)	(558,661)	(624,829)
Other, net	(25,210)	15,969	1,170
Other expense, net	(491,811)	(534,276)	(619,000)
Income before income taxes	275,310	3,883,535	855,751
Income tax expense	347,788	1,257,335	398,252
Net income (loss)	(72,478)	2,626,200	457,499
Net loss attributable to noncontrolling interest	(29,641)	(123,117)	(208,817)
Net income (loss) attributable to Optical Cable Corporation	$ (42,837)	$ 2,749,317	$ 666,316
Net income (loss) attributable to Optical Cable Corporation per share: Basic and diluted (usd per share)	$ (0.01)	$ 0.43	$ 0.11
Cash dividends declared per common share (usd per share)	$ 0.08	$ 0.06	$ 0.04